As filed with the Securities and Exchange Commission on April 16, 2018

File No. 333-214403
811-23209

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
--------------------------------

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 1

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4

Allstate Assurance Company Variable Life Account
(Exact Name of Registrant)

Allstate Assurance Company
(Name of Depositor)

Street Address:
3075 Sanders Road
Northbrook, IL 60062-7127
(Address of Depositor's principal executive offices)

Telephone Number: 1-800-366-1411
Fax Number: 1-866-525-5433

SONYA EKART, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
2920 SOUTH 84TH STREET
LINCOLN, NE 68506
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2018, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) of Rule 485
/ / on --------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.